Basis of Presentation and Liquidity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 11,978,000	$ 7,020,000	$ 10,053,000	$ 3,284,000
Cash in operations	3,615,000	3,806,000	5,303,000	2,504,000
Cash	840,000		1,715,000	403,000
Shareholders deficit	$ 2,510,000	$ (1,540,000)	$ (1,157,000)	$ 29,000	$ (627,000)